SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
COMMON STOCK
China — 1.8%
Communication Services — 1.8%
Tencent Holdings Ltd.	21,000	$1,616

France — 8.8%
Consumer Discretionary — 4.4%
Kering S.A.	11,392	4,030

Financials — 1.1%
BNP Paribas SA	10,217	970

Industrials — 3.3%
Alstom S.A. [1]	101,140	2,991

		7,991
Germany — 5.1%
Information Technology — 5.1%
Infineon Technologies AG	56,154	2,450
SAP SE	9,028	2,194
		4,644
Greece — 0.7%
Financials — 0.7%
Eurobank S.A.	161,721	651

Italy — 0.7%
Financials — 0.7%
UniCredit SpA	7,064	585

Japan — 9.0%
Communication Services — 1.2%
KDDI Corp.	62,900	1,089

Financials — 1.3%
Sompo Holdings Inc.	36,100	1,225

Industrials — 2.4%
FANUC Corp.	54,900	2,136

Information Technology — 4.1%
Murata Manufacturing Co. Ltd.	28,000	579

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
Japan — (continued)
Information Technology (continued)
Renesas Electronics Corp.	229,900	$3,149
		3,728
		8,178
Netherlands — 4.7%
Consumer Staples — 1.6%
Heineken NV	17,401	1,426

Health Care — 1.3%
Koninklijke Philips NV	41,319	1,129

Materials — 1.8%
Akzo Nobel NV	23,894	1,662
		4,217
South Korea — 2.9%
Information Technology — 2.9%
Samsung Electronics Co. Ltd.	31,749	2,661

Sweden — 1.8%
Information Technology — 1.8%
Hexagon AB, Class B	135,116	1,592

Switzerland — 1.3%
Health Care — 1.3%
Roche Holding AG	2,918	1,205

United Kingdom — 13.8%
Consumer Discretionary — 2.1%
SSP Group PLC	689,703	1,915

Consumer Staples — 3.6%
Diageo PLC	70,673	1,528
Reckitt Benckiser Group PLC	21,611	1,749
		3,277
Financials — 1.8%
Barclays PLC	259,728	1,666

Health Care — 3.0%
AstraZeneca PLC	14,828	2,756

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials — 2.1%
Rolls-Royce Holdings PLC	122,587	$1,900

Utilities — 1.2%
National Grid PLC	68,523	1,054

		12,568
United States — 47.8%
Communication Services — 7.8%
Alphabet Inc., Class C	8,397	2,635
Live Nation Entertainment Inc. [1]	10,277	1,465
Meta Platforms Inc., Class A	2,515	1,660
Walt Disney Co.	12,053	1,371
		7,131
Consumer Discretionary — 5.3%
Aptiv PLC [1]	15,422	1,173
Carnival Corp. [1]	77,853	2,378
Whirlpool Corp.	17,338	1,251
		4,802
Financials — 8.3%
Ally Financial Inc.	13,822	626
Axis Capital Holdings Ltd.	16,826	1,802
Citigroup Inc.	16,024	1,870
Citizens Financial Group Inc.	22,137	1,293
Everest Group Ltd.	5,504	1,868
		7,459
Health Care — 8.1%
Biogen Inc. [1]	12,017	2,115
Merck & Co. Inc.	24,164	2,544
Pfizer Inc.	48,129	1,198
Zimmer Biomet Holdings Inc.	17,249	1,551
		7,408
Industrials — 9.9%
Alaska Air Group Inc. [1]	32,896	1,655
Boeing Co. [1]	4,359	946
Booz Allen Hamilton Holding Corp., Class A	9,022	761
Carrier Global Corp.	42,569	2,249
Genpact Ltd.	48,590	2,273
Ingersoll Rand Inc.	13,910	1,102
		8,986
Information Technology — 4.2%
Analog Devices Inc.	6,029	1,635

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)
United States — (continued)
Information Technology (continued)
Cognizant Technology Solutions Corp., Class A	25,813	$2,143
		3,778
Materials — 3.2%
Graphic Packaging Holding Co.	104,647	1,576
Smurfit WestRock PLC	34,636	1,339
		2,915
Real Estate — 1.0%
BXP Inc. [2]	6,371	430
Jones Lang LaSalle Inc. [1]	1,359	457
		887
		43,366
Total Common Stock
(Cost $74,372) — 98.4%		89,274

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.68% *	1,211,018	1,211

Total Short-Term Investment
(Cost $1,211) — 1.3%		1,211

Total Investments — 99.7%
(Cost $75,583)		90,485

Other Assets in Excess of Liabilities — 0.3%		300

Net Assets — 100.0%		$90,785

*	The rate reported is the 7-day effective yield as of December 31, 2025.

1	Non-income producing security.

2	Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)	(000)
Common Stock
China	$1,616	$—	$—	$1,616
France	7,991	—	—	7,991
Germany	—	4,644	—	4,644
Greece	651	—	—	651
Italy	—	585	—	585
Japan	—	8,178	—	8,178
Netherlands	4,217	—	—	4,217
South Korea	—	2,661	—	2,661
Sweden	—	1,592	—	1,592
Switzerland	—	1,205	—	1,205
United Kingdom	12,568	—	—	12,568
United States	43,366	—	—	43,366
Total Common Stock	70,409	18,865	—	89,274
Short-Term Investment	1,211	—	—	1,211
Total Investments in Securities	$71,620	$18,865	$—	$90,485

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3600